UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                   11/13/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-2418                         Voyageur Asset Management (MA) Inc.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $56,578
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                FORM 13F INFORMATION TABLE

                                  Title                                       SH/
Name of Issuer                   of Class   CUSIP      (x$1000)  Prin Amount  PRIN CALL  Discretion  Managers  Sole   Shared  None
-----------------------          --------   --------   --------- -----------  ---- ----  ----------  -------- -------  ------ ----

ABBOTT LABS                      Common    00282410 0       404      10,000    SH          Sole      None      10,000
ALLIANCE CAP MGT HOLDING LP      Unit LTD
                                 PARTN     01855A10 1       444      16,000    SH          Sole      None      16,000
AMERICAN INTERNATIONAL GROUP     Common    02687410 7       470       8,600    SH          Sole      None       8,600
AMGEN CORP.                      Common    03116210 0       359       8,603    SH          Sole      None       8,603
AOL TIME WARNER INC              Common    00184A10 5       145      12,396    SH          Sole      None      12,396
AT&T CORPORATION                 Common    00195710 9     2,230     185,652    SH          Sole      None     185,652
AT&T WIRELESS SERVICES INC       Common    00209A10 6       246      59,738    SH          Sole      None      59,738
BAKER HUGHES INC.                Common    05722410 7       367      12,640    SH          Sole      None      12,640
BARBEUCES GALORE LTD             SPONSORED
                                 ADR       06709110 8        40      12,000    SH          Sole      None      12,000
BP AMOCO PLC                     SPONSORED
                                 ADR       05562210 4       554      13,882    SH          Sole      None      13,882
CAPITAL ONE FINL CORP            Common    14040H10 5       419      12,000    SH          Sole      None      12,000
CENDANT CORP                     Common    15131310 3       161      15,000    SH          Sole      None      15,000
CISCO SYSTEMS                    Common    17275R10 2       298      28,401    SH          Sole      None      28,401
COCA COLA COMPANY                Common    19121610 0     2,288      47,705    SH          Sole      None      47,705
CONOCOPHILLIPS                   Common    20825C10 4       725      15,686    SH          Sole      None      15,686
EMERSON ELEC CO.                 Common    29101110 4       352       8,000    SH          Sole      None       8,000
ENBRIDGE ENERGY PARTNERS
   LP CLASS A                    Common    29250R10 6       350       8,000    SH          Sole      None       8,000
EPIX MED INC.                    Common    26881Q10 1       199      44,000    SH          Sole      None      44,000
EXXON MOBIL CORP                 Common    30231G10 2     5,720     179,302    SH          Sole      None     179,302
FANNIE MAE COM STK               Common    31358610 9       357       6,000    SH          Sole      None       6,000
FIRST DATA CORP.                 Common    31996310 4       335      12,000    SH          Sole      None      12,000
GENERAL ELEC CO                  Common    36960410 3     3,833     155,494    SH          Sole      None     155,494
GOLDMAN SACHS GROUP INC          Common    38141G10 4       264       4,000    SH          Sole      None       4,000
HOME DEPOT, INC.                 Common    43707610 2       261      10,000    SH          Sole      None      10,000
INTEL CORP.                      Common    45814010 0       244      17,600    SH          Sole      None      17,600
J P MORGAN CHASE & CO            Common    46625H10 0     1,287      67,785    SH          Sole      None      67,785
JOHNSON & JOHNSON                Common    47816010 4       523       9,667    SH          Sole      None       9,667
KINDER MORGAN ENERGY             UNIT LTD
   PARTNERS, LP                  PARTN     49455010 6       255       8,000    SH          Sole      None       8,000
KRAFT FOODS INC                  Common    50075N10 4       219       6,000    SH          Sole      None       6,000
LIBERTY MEDIA CORP  SERIES A     Common    53071810 5       144      20,000    SH          Sole      None      20,000
MAXIM INTEGRATED                 Common    57772K10 1       528      21,328    SH          Sole      None      21,328
MEDTRONIC INC                    Common    58505510 6       505      12,000    SH          Sole      None      12,000
MERCK & CO., INC.                Common    58933110 7     1,609      35,201    SH          Sole      None      35,201
MERCURY GENERAL CORP             Common    58940010 0       514      12,000    SH          Sole      None      12,000
MICROSEMI CORP.                  Common    59513710 0        63      11,287    SH          Sole      None      11,287
MONSANTO COMPANY (NEW)           Common    61166W10 1     1,275      83,390    SH          Sole      None      83,390
NORTEL NETWORKS CORP  NEW        Common    65656810 2        11      19,979    SH          Sole      None      19,979
NORTHERN BORDER PARTNERS L P     Common    66478510 2       295       8,000    SH          Sole      None       8,000
NORTHROP GRUMMAN CORP            Common    66680710 2       678       5,470    SH          Sole      None       5,470
OPTIKA                           Common    68397310 1        24      26,000    SH          Sole      None      26,000
ORACLE SYSTEMS CORP.             Common    68389X10 5       935     118,991    SH          Sole      None     118,991
PFIZER, INC.                     Common    71708110 3       290      10,000    SH          Sole      None      10,000
PHARMACIA CORP                   Common    71713U10 2    19,006     488,835    SH          Sole      None     488,835
PORTAL SOFTWARE INC              Common    73612610 3         3      11,904    SH          Sole      None      11,904
PROTEIN DESIGN LABS              Common    74369L10 3        86      10,400    SH          Sole      None      10,400
QUALCOMM INC                     Common    74752510 3       221       8,000    SH          Sole      None       8,000
SCHLUMBERGER LTD.                Common    80685710 8       354       9,196    SH          Sole      None       9,196
SHIRE PHARMACEUTICALS GROUP      SPONSORED
                                 ADR       82481R10 6       297      12,000    SH          Sole      None      12,000
SOVERIEGN BANCORP INC            Common    84590510 8       516      40,000    SH          Sole      None      40,000
TOPPS INC                        Common    89078610 6     5,126     594,609    SH          Sole      None     594,609
UNION PACIFIC CORP.              Common    90781810 8       383       6,620    SH          Sole      None       6,620
VIACOM INC CLASS B  COMMON       Common    92552430 8       365       9,000    SH          Sole      None       9,000
                                                         56,578   2,568,361                                 2,568,361

01864.0001 #363864